Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2021
Accrued liabilities and other current liabilities
Accrued liabilities and other current liabilities

17.Accrued liabilities and other current liabilities

Accrued liabilities and other current liabilities consist of the following:

	As of December 31,
	2020	2021
	US$	US$
Logistics expenses payables	1,041,570	1,458,912
Deposits from distributors	262,641	223,157
Payables for service procurement in connection with service revenue	2,222,142	927,781
Refund obligation of sales returns	634,119	236,547
Others	878,389	1,011,274
Total	5,038,861	3,857,671